Submission	Sep. 08, 2025
Submission [Line Items]
Central Index Key	0000899460
Registrant Name	MANNKIND CORPORATION
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES